Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO[1]($000) (b)	Compensation Actually Paid to PEO[1,2,3] ($000) (c)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($000) (d)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($000) (e)	Value of Initial Fixed $100 Investment based on:[4]		Net Income (GAAP) ($ Millions)[5] (h)	Adjusted Revenue ($ Millions)[6] (i)
					TSR ($) (f)	Peer Group TSR ($) (g)
2023	$4,376.6	$1,792.2	$1,597.7	$858.2	$112.7	$140.1	$17.2	$2,080
2022	$4,948.2	$3,889.3	$2,726.6	$2,279.7	$143.7	$148.1	$148.3	$2,069
2021	$7,339.2	$10,720.7	$2,706.9	$3,481.8	$156.8	$166.6	$148.3	$1,914

Company Selected Measure Name	adjusted revenue
Named Executive Officers, Footnote	Brian A. Napack was our CEO and PEO for each of the three fiscal years presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
John A. Kritzmacher	John A. Kritzmacher	Christina Van Tassell
Todd R. Zipper	Christina Van Tassell	Aref Matin
Matthew S. Kissner	Aref Matin	Todd R. Zipper
Judy K. Verses	Todd R. Zipper	James J. Flynn II
Matthew H. Leavy

Peer Group Issuers, Footnote	TSR provides an indicator of the cumulative total return to shareholders of the Company’s Class A Common Stock as compared with the cumulative total return on the Dow Jones Publishing Index used in the 10-K performance graph pursuant to Item 201(e) of Regulation S-K, for the period from April 30, 2021 to April 30, 2023. Cumulative total return assumes $100 invested on April 30, 2020 and reinvestment of dividends throughout the period.
PEO Total Compensation Amount	$ 4,376,600	$ 4,948,200	$ 7,339,200
PEO Actually Paid Compensation Amount	$ 1,792,200	3,889,300	10,720,700
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the average of the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

	2023		2022		2021
	PEO ($000)	Average Non-PEO NEOs ($000)	PEO ($000)	Average Non-PEO NEOs ($000)	PEO ($000)	Average Non-PEO NEOs ($000)
Summary Compensation Table Total	$4,376.6	$1,597.7	$4,948.2	$2,726.6	$7,339.2	$2,706.9
Less Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$2,688.5	$755.9	$2,271.4	$1,138.0	$4,039.4	$1,144.6
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$1,340.6	$376.9	$1,608.3	$745.5	$4,891.7	$1,376.5
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$(1,168.8)	$(347.2)	$(656.5)	$(135.2)	$1,692.7	$327.3
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$296.9	$83.5	$316.5	$182.1	$479.7	$145.9
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$(364.6)	$(96.9)	$(55.8)	$9.9	$356.7	$69.7
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	$111.1	—	—
Compensation Actually Paid	$1,792.2	$858.2	$3,889.3	$2,279.7	$10,720.7	$3,481.8

Non-PEO NEO Average Total Compensation Amount	$ 1,597,700	2,726,600	2,706,900
Non-PEO NEO Average Compensation Actually Paid Amount	$ 858,200	2,279,700	3,481,800
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the average of the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

	2023		2022		2021
	PEO ($000)	Average Non-PEO NEOs ($000)	PEO ($000)	Average Non-PEO NEOs ($000)	PEO ($000)	Average Non-PEO NEOs ($000)
Summary Compensation Table Total	$4,376.6	$1,597.7	$4,948.2	$2,726.6	$7,339.2	$2,706.9
Less Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$2,688.5	$755.9	$2,271.4	$1,138.0	$4,039.4	$1,144.6
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$1,340.6	$376.9	$1,608.3	$745.5	$4,891.7	$1,376.5
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$(1,168.8)	$(347.2)	$(656.5)	$(135.2)	$1,692.7	$327.3
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$296.9	$83.5	$316.5	$182.1	$479.7	$145.9
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$(364.6)	$(96.9)	$(55.8)	$9.9	$356.7	$69.7
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	$111.1	—	—
Compensation Actually Paid	$1,792.2	$858.2	$3,889.3	$2,279.7	$10,720.7	$3,481.8

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Dow Jones Publishing Index TSR, as well as the relationship between CAP and our TSR for the PEO and the average of the Non-PEO NEOs for the applicable reporting year.

Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income. The graph below illustrates the relationship between CAP and Net Income for the PEO and the average of the Non-PEO NEOs for the applicable reporting year.
Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted Revenue. The graph below illustrates the relationship between CAP and Adjusted Revenue for the PEO and the average of the Non-PEO NEOs for the applicable reporting year.

Total Shareholder Return Vs Peer Group
Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Dow Jones Publishing Index TSR, as well as the relationship between CAP and our TSR for the PEO and the average of the Non-PEO NEOs for the applicable reporting year.

Tabular List, Table	Adjusted Revenue ■Adjusted Operating Income ■Adjusted EBITDA
Total Shareholder Return Amount	$ 112.7	143.7	156.8
Peer Group Total Shareholder Return Amount	140.1	148.1	166.6
Net Income (Loss)	$ 17,200,000	$ 148,300,000	$ 148,300,000
Company Selected Measure Amount	2,080,000,000	2,069,000,000	1,914,000,000
PEO Name	Brian A. Napack
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEO and other non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. Net Income in Fiscal Year 2023: The Company recorded a non-cash goodwill impairment charge of $100 million, or $1.77 per share, for our Education Services and University Services businesses. For the full year, the Company recorded restructuring charges totaling $49 million, or $0.66 per share, related to targeted headcount reductions and real estate consolidation.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-GAAP Measure Description	Our Company-selected measure is adjusted revenue, included as a financial measure in both our annual incentive plan and long-term incentive plan. GAAP revenue is adjusted to exclude the effects of foreign exchange rates versus planned rates and contributions from acquisitions made during the year in accordance with the adjustment mechanics approved at the beginning of the performance period.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Stock Award Value And Option Award Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,688,500)	$ (2,271,400)	$ (4,039,400)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,340,600	1,608,300	4,891,700
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,168,800)	(656,500)	1,692,700
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,900	316,500	479,700
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,600)	(55,800)	356,700
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Award Value And Option Award Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(755,900)	(1,138,000)	(1,144,600)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	376,900	745,500	1,376,500
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,200)	(135,200)	327,300
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,500	182,100	145,900
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,900)	9,900	69,700
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (111,100)	$ 0